Label	Element	Value
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (NYSE Arca Ticker: SIXH)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 31, 2024, to each Fund’s currently effective

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and SAI for each Fund and should be read in conjunction with those documents.

At a meeting held on December 11, 2024, the Funds’ Board of Trustees approved a management fee reduction and a sub-advisory fee reduction for the Funds effective January 1, 2025. Effective January 1, 2025, the management fee that each Fund pays the Adviser will be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily net assets. Effective January 1, 2025, the fee that the Adviser pays the Sub-Adviser for its services to the Funds will be reduced from an annual rate of 0.49% of each Fund’s average daily net assets to an annual rate of 0.19% of each Fund’s average daily net assets.

Under “Fees and Expenses” in each Fund’s summary prospectus and prospectus, the “Annual Fund Operating Expenses” tables and “Example” tables will be replaced in their entirety with the following for each Fund:

Fees and Expenses

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	0.71%

Example

1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883

Under “Fund Management” in the “Adviser” section of the Funds’ prospectus, the first sentence in the third paragraph is deleted in its entirety and is replaced with:

Effective January 1, 2025, for the services the Adviser provides to the Funds, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.31% of the Fund’s average daily net assets. Prior to January 1, 2025, each Fund paid the Adviser a fee calculated daily and paid monthly at an annual rate of 0.61% of the Fund’s average daily net assets.

Under “Investment Advisory and Other Services” in the “Adviser” section of the Funds’ SAI, the last sentence in the second paragraph is deleted in its entirety and is replaced with:

Effective January 1, 2025, for the services the Adviser provides to each Fund, the Adviser is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.31% of each Fund’s average daily net assets. Prior to January 1, 2025, the Adviser was entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.61% of each Fund’s average daily net assets.

Under “Investment Advisory and Other Services” in the “Sub-Adviser” section of the Funds’ SAI, the column in the chart labeled “Sub-Advisory Fee Rate” is deleted in its entirety and the last sentence in the first paragraph is deleted in its entirety and is replaced with:

Effective January 1, 2025, for its services, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of 0.19% based on the average daily net assets of each Fund. Prior to January 1, 2025, the Adviser paid the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of 0.49% based on the average daily net assets of each Fund.

Please retain this Supplement to your Summary Prospectus, Prospectus, and SAI for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883